The Money Market Fund | Class A
THE MONEY MARKET FUND
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with preservation of capital and liquidity.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Money Market Fund Class A Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Money Market Fund Class A Class A Shares
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Money Market Fund Class A Class A Shares	77	261	462	1,040

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.

Trustmark selects only those U.S. dollar-denominated debt instruments that meet the high quality and minimal credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities based on Trustmark’s credit analysis of a security’s issuer. The Fund will invest in securities rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“Rating Agency”) or, if only one Rating Agency has rated the security, within the top two rating categories by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund’s investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 3% of its total assets, and all the Fund’s commercial paper investments must be in the highest rating category (or deemed of comparable quality).

More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

There can be no assurance that the investment objective of the Fund will be achieved.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s fixed income investments will decline.

Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Year-by-Year Total Returns as of 12/31 for Class A

Best quarter:	1Q 2001	1.31%

Worst quarter:	2Q 2010	0.00%
For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 0.01%.	[1]
Average Annual Total Returns The Money Market Fund		Caption	1 Year	5 Years	10 Years
Class A	[1]	Average Annual Total Returns (as of December 31, 2010)
Class A Class A Shares			0.03%	2.09%	1.87%
[1]	As of December 31, 2010 the 7-day current yield of the Fund's Class A shares was 0.02%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in The Wall Street Journal each Thursday.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
The Short Term Government Income Fund | Class A
THE SHORT TERM GOVERNMENT INCOME FUND
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with limiting the risk of potential loss.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your Investment)
Shareholder Fees	The Short Term Government Income Fund Class A Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.00%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Short Term Government Income Fund Class A Class A Shares
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Short Term Government Income Fund Class A Class A Shares	390	602	832	1,490

Portfolio Turnover
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in U.S. Government Securities (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Under normal market conditions, the Fund will maintain a dollar-weighted average portfolio maturity of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and the credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.

U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk The value of debt securities will rise and fall generally with market fluctuations.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	3Q 2001	2.96%

Worst quarter:	2Q 2004	(0.73)%
For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 0.43%.

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Average Annual Total Returns The Short Term Government Income Fund		Caption	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		1 Year	5 Years	10 Years
Class A	[1]	Average Annual Total Returns (as of December 31, 2010)
Class A Return Before Taxes (with maximum sales charge) Class A Shares			Return Before Taxes (with maximum sales charge)			(1.95%)	2.64%	2.78%
Class A Return After Taxes on Distributions (with maximum sales charge) Class A Shares			Return After Taxes on Distributions (with maximum sales charge)			(2.33%)	1.64%	1.67%
Class A Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) Class A Shares			Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)			(1.27%)	1.67%	1.71%
Class A BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index			BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index	(index reflects no deduction for fees, expenses or taxes)	[1]	2.34%	4.30%	4.03%
[1]	The BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index is an unmanaged index comprised of U.S. Treasury issues and debt securities of U.S. Government agencies.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
The Intermediate Term Income Fund | Class A
THE INTERMEDIATE TERM INCOME FUND
INVESTMENT OBJECTIVE
A high level of current income.
Total return, within certain parameters, is a secondary consideration.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Intermediate Term Income Fund Class A Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Intermediate Term Income Fund Class A Class A Shares
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.03%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Intermediate Term Income Fund Class A Class A Shares	625	856	1,105	1,819

Portfolio Turnover
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its net assets in U.S. Government Securities (“65% Policy”). The Fund will normally have a dollar-weighted average portfolio maturity of 3-10 years. While maturity and credit quality are the most important investment factors, the Fund also considers (1) current yield and yield to maturity and (2) potential for capital gain when making investment decisions.

U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or a government sponsored entity (“GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk The value of debt securities will rise and fall generally with market fluctuations.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	4Q 2008	5.97%

Worst quarter:	2Q 2004	(2.41)%
For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 2.30%.

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Average Annual Total Returns The Intermediate Term Income Fund	Caption	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		1 Year	5 Years	10 Years
Class A	Average Annual Total Returns (as of December 31, 2010)
Class A Return Before Taxes (with maximum sales charge) Class A Shares		Return Before Taxes (with maximum sales charges)			(0.24%)	4.29%	4.61%
Class A Return After Taxes on Distributions (with maximum sales charge) Class A Shares		Return After Taxes on Distributions (with maximum sales charges)			(1.48%)	2.81%	2.96%
Class A Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) Class A Shares		Return After Taxes on Distributions and Sale of Shares (with maximum sales charges)			(0.16%)	2.78%	2.94%
Class A BofA Merrill Lynch U.S. Corporate & Government Index		BofA Merrill Lynch U.S. Corporate & Government Index	(index reflects no deduction for fees, expenses or taxes)	[1]	6.83%	5.54%	5.80%
[1]	The BofA Merrill Lynch U.S. Corporate & Government Index is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
The Strategic Dividend Fund | Class A
THE STRATEGIC DIVIDEND FUND
INVESTMENT OBJECTIVE
High level of current income and long term growth of income consistent with preservation of capital. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Strategic Dividend Fund Class A Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Strategic Dividend Fund Class A Class A Shares
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.34%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	1.42%
Fee Waiver	[1]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.28%
[1]	The Fund's investment adviser, Trustmark Investment Advisors, Inc. ("Trustmark"), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund's Class A Shares to 1.20%. These contractual limitations are in effect until at least September 30, 2012 and may not be revised or terminated without Board approval.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Strategic Dividend Fund Class A Class A Shares	649	958	1,289	2,223

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal conditions, invest at least 80% of its assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts also known as “REITs”) (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Orleans Capital Management (“OCM”), the Fund’s Sub-Adviser, seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity instruments and investment grade quality debt securities in the ten economic sectors of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunications.

The Sub-Adviser expects that a significant portion of the Fund’s equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when, in the assessment of the Fund’s Sub-Adviser, the income or growth potential of such securities materially changes.

In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Fund’s total assets nor will 25% or more of the Fund’s total assets be concentrated in the securities of companies falling into any one industry. Neither Trustmark nor the Sub-Adviser anticipates that the Fund’s investments in a single, specific sector will comprise as much as 50% of the Fund’s assets. With respect to the Fund’s investments in fixed income securities, the Fund will invest in securities with individual maturities between one and 25 years. However, from time to time, the Fund may invest in fixed income securities having remaining maturities of 90 days or less.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk The value of debt securities will rise and fall generally with bond market fluctuations and the stock market in general will fluctuate which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Sector Risk At times, the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. To the extent that the Fund has greater emphasis on investments in a particular sector, its share values may fluctuate in response to events affecting that sector.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	3Q 2009	15.17%

Worst quarter:	4Q 2008	(20.78)%
For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 8.59%.

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Average Annual Total Returns The Strategic Dividend Fund		Caption	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		1 Year	5 Year	Since Inception	Inception Date
Class A	[1]	Average Annual Total Returns (as of December 31, 2010)
Class A Return Before Taxes (with maximum sales charge) Class A Shares			Return Before Taxes (with maximum sales charge)			11.06%	3.34%	4.04%	Nov. 09, 2004
Class A Return After Taxes on Distributions (with maximum sales charge) Class A Shares			Return After Taxes on Distributions (with maximum sales charge)			10.67%	2.75%	3.45%	Nov. 09, 2004
Class A Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) Class A Shares			Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)			7.53%	2.79%	3.38%	Nov. 09, 2004
Class A Dow Jones Select Dividend Index			Dow Jones Select Dividend Index	(index reflects no deduction for fees, expenses or taxes)	[1]	18.32%	0.57%	1.49%	Nov. 09, 2004
[1]	The Dow Jones Select Dividend Index (the "Index"), is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. The Index represents the top 100 U.S. stocks by dividend yield.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
The Large Cap Equity Fund | Class A and B
THE LARGE CAP EQUITY FUND
INVESTMENT OBJECTIVE
Long-term capital appreciation.
Income generation is a secondary consideration.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Class A shares of Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Large Cap Equity Fund Class A and B		Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.25%	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	[1]	none	5.00%
[1]	The contingent deferred sales charge (CDSC) on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Large Cap Equity Fund Class A and B	Class A Shares	Class B Shares
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.27%	2.02%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example The Large Cap Equity Fund Class A and B (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	648	927	1,227	2,077
Class B Shares	705	934	1,288	2,181

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
The Large Cap Equity Fund Class A and B Class B Shares	205	634	1,088	2,181

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its assets in common stocks of large, well-established U.S. companies (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Trustmark considers large companies to be companies whose market capitalizations are equal to or in excess of the median capitalization of the Standard and Poors 500® Index (“S&P 500® Index”) at the time of the purchase of the issuer’s securities. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of June 30, 2011, the median capitalization of the S&P 500® Index was $11.43 billion. The S&P 500® Index is rebalanced quarterly. Trustmark, focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, Trustmark selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in Trustmark’s opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value; (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer’s dividend record may, in Trustmark’s opinion, have a favorable influence on the securities’ market value. Trustmark will consider selling securities that no longer meet the Fund’s criteria for investing.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	2Q 2003	12.26%

Worst quarter:	4Q 2008	(19.00)%
For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 6.73%.

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) or an individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Average Annual Total Returns The Large Cap Equity Fund	Caption	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		1 Year	5 Years	10 Years
Class A and B	Average Annual Total Returns (as of December 31, 2010)
Class A and B Return Before Taxes (with maximum sales charge) Class A Shares		Return Before Taxes (with maximum sales charge)			5.62%	(1.59%)	(0.86%)
Class A and B Return After Taxes on Distributions (with maximum sales charge) Class A Shares		Return After Taxes on Distributions (with maximum sales charge)			5.51%	(2.84%)	(2.39%)
Class A and B Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) Class A Shares		Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)			3.78%	(1.19%)	(0.82%)
Class A and B Return Before Taxes (with applicable CDSC) Class B Shares		Return Before Taxes (with applicable CDSC)			5.63%	(1.51%)	(0.92%)
Class A and B S&P 500? Index		S&P 500® Index	(index reflects no deduction for fees, expenses or taxes)	[1]	15.08%	2.29%	1.42%
[1]	The S&P 500 Index is an unmanaged index of common stocks representative of the large company sector of the equity market.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
The Mid Cap Equity Fund | Class A and B
THE MID CAP EQUITY FUND
INVESTMENT OBJECTIVE
Growth of capital by attempting to outperform the Standard and Poors MidCap 400 Index (“S&P MidCap 400 Index”).
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Mid Cap Equity Fund Class A and B		Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.25%	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	[1]	none	5.00%
[1]	The contingent deferred sales charge (CDSC) on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Mid Cap Equity Fund Class A and B	Class A Shares	Class B Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.34%	0.34%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.36%	2.11%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example The Mid Cap Equity Fund Class A and B (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	656	953	1,272	2,172
Class B Shares	714	961	1,334	2,276

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
The Mid Cap Equity Fund Class A and B Class B Shares	214	661	1,134	2,276

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P Midcap 400 Index (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Trustmark Investment Advisors, Inc. (“Trustmark”), the Fund’s investment adviser, selects stocks that it believes are undervalued, and have the potential for future earnings growth. The S&P MidCap 400 Index contains 400 domestic stocks with market capitalizations ranging from $630 million to $11.15 billion as of June 30, 2011. The S&P MidCap 400 Index is rebalanced quarterly.

Trustmark will rely extensively upon computer models developed by it for stock selection. The disciplined approach, which is based on input of the Fund’s companies’ fundamentals, allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Fund’s portfolio, depending on its size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. Trustmark may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

Factors considered by Trustmark when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. Trustmark will consider selling those securities which no longer meet the Fund’s criteria for market capitalization.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Capitalization Risk Medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in its performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	2Q 2003	15.58%

Worst quarter:	4Q 2008	(27.59)%
For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 9.25%.

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) or an individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Average Annual Total Returns The Mid Cap Equity Fund	Caption	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		1 Year	5 Years	10 Years
Class A and B	Average Annual Total Returns (as of December 31, 2010)
Class A and B Return Before Taxes (with maximum sales charge) Class A Shares		Return Before Taxes (with maximum sales charge)			17.51%	(0.89%)	3.12%
Class A and B Return After Taxes on Distributions (with maximum sales charge) Class A Shares		Return After Taxes on Distributions (with maximum sales charge)			17.51%	(1.96%)	1.87%
Class A and B Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) Class A Shares		Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)			11.38%	(0.74%)	2.53%
Class A and B Return Before Taxes (with applicable CDSC) Class B Shares		Return Before Taxes (with applicable CDSC)			18.15%	(0.82%)	3.04%
Class A and B S&P MidCap 400? Index		S&P MidCap 400® Index	(index reflects no deduction for fees, expenses or taxes)	[1]	26.64%	5.73%	7.16%
Class A and B Russell MidCap Index		Russell MidCap Index	(index reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	The S&P MidCap 400 Index is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
The Leaders Equity Fund | Class A and B
THE LEADERS EQUITY FUND
INVESTMENT OBJECTIVE
Long-term capital appreciation. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Leaders Equity Fund Class A and B	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	none	5.00%	[1]
[1]	A contingent deferred sales charge (CDSC) on Class B Shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Leaders Equity Fund Class A and B		Class A Shares	Class B Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.49%	0.49%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%
Fee Waiver	[1]	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.51%	2.26%
[1]	The Fund's investment adviser, Trustmark Investment Advisors, Inc. ("Trustmark"), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund's Class A Shares and Class B Shares to 1.50% and 2.25%, respectively. These contractual limitations are in effect until at least September 30, 2012 and may not be terminated without Board approval.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example The Leaders Equity Fund Class A and B (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	671	1,045	1,443	2,554
Class B Shares	729	1,056	1,509	2,658

Expense Example. No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
The Leaders Equity Fund Class A and B Class B Shares	229	756	1,309	2,658

Portfolio Turnover
The Leaders Equity Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by Trustmark to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services (“80% Policy”). The Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, Trustmark will pursue an investment blend of two types of stocks:

• Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

• Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.

Trustmark uses a “bottom up” approach in selecting stocks, which means that Trustmark looks primarily at individual issuers against the context of broader market factors. The Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of Trustmark, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its “bottom up” stock selection, Trustmark considers factors that (1) have contributed to a company’s past or present stock price performance, or (2) it believes will contribute to a company’s future stock price performance. Such factors include the company’s (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance, (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by Trustmark are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. Trustmark considers these companies “Leaders” in their respective categories, whether a broad market, industry or sector category.

The Fund usually will sell portfolio securities if:

• the price of the security is overvalued;

• the companies’ earnings are consistently lower than expected;

• more favorable opportunities are identified.

The Fund may trade its investments without regard to the length of time they have been owned by the Fund. Trustmark expects the Fund’s portfolio turnover to exceed 150%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund’s performance. See “Additional Information — Portfolio Turnover” in the Prospectus for additional information.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

Investing in the Leaders Equity Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

Growth Stocks Growth stocks generally purchased by the Fund may involve large price swings and potential for loss.

Capitalization Risk Small and medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.

Portfolio Turnover Risk An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	3Q 2010	14.85%

Worst quarter:	4Q 2008	(26.56)%
For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 11.89%.

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Average Annual Total Returns The Leaders Equity Fund	Caption	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		1 Year	5 Years	10 Years
Class A and B	Average Annual Total Returns (as of December 31, 2010)
Class A and B Return Before Taxes (with maximum sales charge) Class A Shares		Return Before Taxes (with maximum sales charge)			19.03%	(1.39%)	(0.27%)
Class A and B Return After Taxes on Distributions (with maximum sales charge) Class A Shares		Return After Taxes on Distributions (with maximum sales charge)			19.03%	(2.03%)	(0.59%)
Class A and B Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) Class A Shares		Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)			12.37%	(1.22%)	(0.25%)
Class A and B Return Before Taxes (with applicable CDSC) Class B Shares		Return Before Taxes (with applicable CDSC)			19.64%	(1.38%)	(0.35%)
Class A and B Russell 1000 Index		Russell 1000 Index	(index reflects no deduction for fees, expenses or taxes)	[1]	16.10%	2.59%	1.83%
Class A and B Russell 1000 Growth Index		Russell 1000 Growth Index	(index reflects no deduction for fees, expenses or taxes)	[1]	16.71%	3.75%	0.02%
[1]	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies ranked by market capitalization, representing approximately 90% of the U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

[1]	As of December 31, 2010 the 7-day current yield of the Fund's Class A shares was 0.02%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in The Wall Street Journal each Thursday.